Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Apr. 08, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 07, 2023 shares	Dec. 31, 2022 USD ($) shares	Jun. 02, 2022 shares	Mar. 03, 2022 shares	Mar. 25, 2021 shares	Aug. 10, 2020
Summary of Significant Accounting Policies [Line Items]
Earn-out liability, description	As of December 31, 2022, Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. As of December 31, 2022, there was 995,118 earn-out shares required to be issued and the Company included it in the calculation of earnings per share. Upon issuance of this report, a total of 507,804 shares (540,960 * 93.87%) has been issued to Cosmic Soar, the previous shareholder of Beelieve and a total of 487,314 share has been issue to Wolter Global, the previous shareholder of Weilingtong.	As of December 31, 2022, Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. As of December 31, 2022, there was 995,118 earn-out shares required to be issued and the Company included it in the calculation of earnings per share. Upon issuance of this report, a total of 507,804 shares (540,960 * 93.87%) has been issued to Cosmic Soar, the previous shareholder of Beelieve and a total of 487,314 share has been issue to Wolter Global, the previous shareholder of Weilingtong.
Earn-out liability amount (in Yuan Renminbi) | ¥	¥ 9,960
Earn-out shares (in Shares)	403,089						403,089
Earn-out liabilities (in Dollars) | $									$ 4,336
Technical development, advisory and others percentage	2.00%	2.00%	2.00%	2.00%
Other income	¥ 6,853	$ 965	¥ 10,094	¥ 67
Advertising and market promotion expenses	1,350	$ 190	2,118	4,794
Employee benefits amount	¥ 18,181		19,261	14,370			$ 2,561
VAT rates range	13.00%						13.00%
General reserve fund rate	10.00%	10.00%
Reserve fund percentage	50.00%	50.00%
Statutory surplus fund percentage	10.00%	10.00%
Surplus fund reached percentage	50.00%	50.00%
Shares issued (in Shares)	636,691						636,691	995,118		2,700,000
Non-controlling interests, description	As of December 31, 2023, non-controlling interests represent 49% non-controlling shareholders’ interests in HCHY, 49% non-controlling shareholders’ interests in Scienjoy Verse and 10% non-controlling shareholders’ interests in SJ Verse.	As of December 31, 2023, non-controlling interests represent 49% non-controlling shareholders’ interests in HCHY, 49% non-controlling shareholders’ interests in Scienjoy Verse and 10% non-controlling shareholders’ interests in SJ Verse.
Sciscape International Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate													100.00%
Tianjin Guangju Dingfei Technology Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate													100.00%
Convenience translation [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience price per share | (per share)	¥ 7.0999						$ 1
Weiliantong Earn-out Target 2022 [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)	995,118						995,118
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)	38,113,879						38,113,879	507,804		540,960	3,898,511	540,960
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)						403,089
Forecast [Member] | Weiliantong Earn-out Target 2023 [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)						403,089
Forecast [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)						403,089
BeeLive [Member]
Summary of Significant Accounting Policies [Line Items]
Total annual revenue | ¥			¥ 580,900	¥ 460,600	¥ 336,600
Revenue percentage			80.00%						80.00%
BeeLive [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Additional shares (in Shares)			540,960	540,960	540,960
Weiliantong [Member]
Summary of Significant Accounting Policies [Line Items]
Total annual revenue		$ 360,000	¥ 280,000
Revenue percentage	80.00%						80.00%
Additional shareholder percentage	10.00%	10.00%
Shares issued (in Shares)	403,089		636,691				403,089		636,691
Weiliantong [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Additional shareholder percentage			10.00%
SPAC and Beelive [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)			995,118	3,540,960					995,118
Weilianto Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Earn-out liability acquisition rate	82.72%						82.72%